RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Schedule of regulatory assets and liabilities

at December 31 (millions of Canadian dollars)	2013	2012	Remaining Recovery/ Settlement Period (years)

Regulatory Assets
Deferred income taxes[1]	1,149	1,122	n/a
Operating and debt-service regulatory assets[2]	16	171	1
Long Term Adjustment Account[3]	354	80	31
Other[4]	258	434	n/a
	1,777	1,807
Less: Current portion included in Other Current Assets (Note 5)	42	178
	1,735	1,629
Regulatory Liabilities
Foreign exchange on long-term debt[5]	84	150	1-16
Operating and debt-service regulatory liabilities[2]	5	84	1
Other[4]	147	134	n/a
	236	368
Less: Current portion included in Accounts Payable and Other (Note 13)	7	100
	229	268

1
These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.

2
Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar year. Pre-tax operating results in 2013 would have been $76 million higher (2012 – $50 million lower; 2011 - $102 million higher) had these amounts not been recorded as regulatory assets and liabilities.

3
The LTAA was established in compliance with the NEB Decision which is comprised of amounts that are deferred and recovered in future years. The TSA, also established in the NEB Decision, includes the variances between revenue and costs. A positive balance in the TSA was realized in 2013 and, as specified in the NEB Decision, the TSA, net of incentive earnings, was combined with the LTAA on December 31, 2013.

4	Pre-tax operating results in 2013 would have been $189 million higher (2012 – $13 million higher; 2011 - $106 million lower) had these amounts not been recorded as regulatory assets and liabilities.

5
Foreign exchange on long-term debt of the NGTL System and Foothills represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls. In the absence of RRA, GAAP would have required the inclusion of these unrealized gains or losses in Net Income.